Restatement impact of IFRS 16 - Cash Flow Statement (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net profit		€ 6,026	€ 9,788	[1]	€ 6,456	[1]
Taxation		2,263	2,572	[1]	1,670	[1]
Net finance costs		(627)	(608)	[1]	(1,004)	[1]
Operating profit		8,708	12,639	[1]	8,957	[1]
Depreciation, amortisation and impairment		1,982	2,216	[1]	2,025	[1]
Elimination of (profits)/losses on disposals		60	(4,313)	[1]	(298)	[1]
Other adjustments	[2]	2	(260)	[1]	(153)	[1]
Cash flows from operating activities		10,641	9,612	[1]	10,043	[1]
Net cash flow from operating activities		8,109	7,318	[1]	7,879	[1]
Interest paid		(694)	(571)	[1]	(574)	[1]
Capital element of lease payments		(435)	(481)	[1]	(497)	[1]
Net cash flow (used in)/from financing activities		€ (4,667)	(12,113)	[1]	(2,020)	[1]
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net profit			9,808		6,486
Taxation			2,575		1,667
Net finance costs			481		877
Operating profit			12,535		8,857
Depreciation, amortisation and impairment			1,747		1,538
Elimination of (profits)/losses on disposals			(4,299)		(298)
Other adjustments			(266)		(153)
Cash flows from operating activities			9,047		9,456
Net cash flow from operating activities			6,753		7,292
Interest paid			(477)		(470)
Capital element of finance lease rental payments			(10)		(14)
Net cash flow (used in)/from financing activities			(11,548)		(1,433)
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 Restatement [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net profit			(20)		(30)
Taxation			(3)		3
Net finance costs			127		127
Operating profit			104		100
Depreciation, amortisation and impairment			469		487
Elimination of (profits)/losses on disposals			(14)
Other adjustments			6
Cash flows from operating activities			565		587
Net cash flow from operating activities			565		587
Interest paid			(94)		(104)
Capital element of finance lease rental payments			10		14
Capital element of lease payments			(481)		(497)
Net cash flow (used in)/from financing activities			(565)		(587)
As Restated [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net profit			9,788		6,456
Taxation			2,572		1,670
Net finance costs			608		1,004
Operating profit			12,639		8,957
Depreciation, amortisation and impairment			2,216		2,025
Elimination of (profits)/losses on disposals			(4,313)		(298)
Other adjustments			(260)		(153)
Cash flows from operating activities			9,612		10,043
Net cash flow from operating activities			7,318		7,879
Interest paid			(571)		(574)
Capital element of lease payments			(481)		(497)
Net cash flow (used in)/from financing activities			€ (12,113)		€ (2,020)

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[2]	2018 includes a non-cash credit of €277 million from early settlement of contingent consideration relating to Blueair.